Long-Term Loans, Net Of Current Maturities (Tables)	12 Months Ended
Dec. 31, 2021
Loans Payable, Noncurrent [Abstract]
Summary Of Long-Term Loans, Net Of Current Maturities

	Currency	Interest %	Years of maturity	December 31, 2021	December 31, 2020
Long-term loans (*)	USD	L + 1.35% - 1.75%	2022-2026	$330,009	$201,156
	NIS (**)	1.5%	2022-2023	4,066	224,472
	Other			28,961	1,164
				363,036	426,792
Less: current maturities				6,412	17,972
				$356,624	$408,820

(*) For covenants see Note 21E.
Summary Of Maturities Of Long-Term Loans
The maturities of these loans for periods after December 31, 2021, are as follows:

2022 - current maturities	$6,412
2023	4,556
2024	46,703
2025 and thereafter	305,365
$363,036
Future principle payments for Series B, C and D Notes, including the effect of cross-currency interest rate swap transactions, are as follows:

Future principal payments for Series B, C and D Notes:
2022 Current maturities	$69,917
2023	69,917
2024	69,917
2025	69,917
2026 and thereafter	305,807